Distribution Date:	02/17/23	UBS Commercial Mortgage Trust 2018-C15
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278LAU3	3.321100%	20,496,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278LAV1	4.142800%	62,148,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278LAW9	4.197400%	34,111,000.00	34,111,000.00	0.00	119,314.59	0.00	0.00	119,314.59	34,111,000.00	41.69%	30.00%
A-3	90278LAX7	4.074600%	170,000,000.00	69,808,499.84	292,985.40	237,034.76	0.00	0.00	530,020.16	69,515,514.44	41.69%	30.00%
A-4	90278LAY5	4.340900%	165,779,000.00	165,779,000.00	0.00	599,691.72	0.00	0.00	599,691.72	165,779,000.00	41.69%	30.00%
A-S	90278LBB4	4.671800%	63,839,000.00	63,839,000.00	0.00	248,535.87	0.00	0.00	248,535.87	63,839,000.00	27.87%	20.13%
B	90278LBC2	4.922900%	30,708,000.00	30,708,000.00	0.00	125,977.01	0.00	0.00	125,977.01	30,708,000.00	21.22%	15.38%
C	90278LBD0	5.152238%	27,475,000.00	27,475,000.00	0.00	117,964.78	0.00	0.00	117,964.78	27,475,000.00	15.28%	11.13%
D	90278LAC3	5.152238%	8,456,000.00	8,456,000.00	0.00	36,306.10	0.00	0.00	36,306.10	8,456,000.00	13.45%	9.82%
D-RR	90278LAE9	5.152238%	21,444,000.00	21,444,000.00	0.00	92,070.49	0.00	0.00	92,070.49	21,444,000.00	8.80%	6.50%
E-RR	90278LAG4	5.152238%	7,273,000.00	7,273,000.00	0.00	31,226.85	0.00	0.00	31,226.85	7,273,000.00	7.23%	5.38%
F-RR	90278LAJ8	5.152238%	6,464,000.00	6,464,000.00	0.00	27,753.39	0.00	0.00	27,753.39	6,464,000.00	5.83%	4.38%
G-RR	90278LAL3	5.152238%	6,465,000.00	6,465,000.00	0.00	27,757.68	0.00	0.00	27,757.68	6,465,000.00	4.43%	3.38%
NR-RR*	90278LAN9	5.152238%	21,819,345.00	20,436,428.28	0.00	84,431.76	0.00	(39,814.58)	84,431.76	20,476,242.86	0.00%	0.00%
Z	90278LAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278LAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			646,477,345.00	462,258,928.12	292,985.40	1,748,065.00	0.00	(39,814.58)	2,041,050.40	462,005,757.30

X-A	90278LAZ2	0.898416%	452,534,000.00	269,698,499.84	0.00	201,917.92	0.00	0.00	201,917.92	269,405,514.44
X-B	90278LBA6	0.309069%	122,022,000.00	122,022,000.00	0.00	31,427.64	0.00	0.00	31,427.64	122,022,000.00
Notional SubTotal			574,556,000.00	391,720,499.84	0.00	233,345.56	0.00	0.00	233,345.56	391,427,514.44

Deal Distribution Total					292,985.40	1,981,410.56	0.00	(39,814.58)	2,274,395.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278LAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278LAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278LAW9	1,000.00000000	0.00000000	3.49783325	0.00000000	0.00000000	0.00000000	0.00000000	3.49783325	1,000.00000000
A-3	90278LAX7	410.63823435	1.72344353	1.39432212	0.00000000	0.00000000	0.00000000	0.00000000	3.11776565	408.91479082
A-4	90278LAY5	1,000.00000000	0.00000000	3.61741668	0.00000000	0.00000000	0.00000000	0.00000000	3.61741668	1,000.00000000
A-S	90278LBB4	1,000.00000000	0.00000000	3.89316672	0.00000000	0.00000000	0.00000000	0.00000000	3.89316672	1,000.00000000
B	90278LBC2	1,000.00000000	0.00000000	4.10241663	0.00000000	0.00000000	0.00000000	0.00000000	4.10241663	1,000.00000000
C	90278LBD0	1,000.00000000	0.00000000	4.29353157	0.00000000	0.00000000	0.00000000	0.00000000	4.29353157	1,000.00000000
D	90278LAC3	1,000.00000000	0.00000000	4.29353122	0.00000000	0.00000000	0.00000000	0.00000000	4.29353122	1,000.00000000
D-RR	90278LAE9	1,000.00000000	0.00000000	4.29353152	0.00000000	0.00000000	0.00000000	0.00000000	4.29353152	1,000.00000000
E-RR	90278LAG4	1,000.00000000	0.00000000	4.29353087	0.00000000	0.00000000	0.00000000	0.00000000	4.29353087	1,000.00000000
F-RR	90278LAJ8	1,000.00000000	0.00000000	4.29353187	0.00000000	0.00000000	0.00000000	0.00000000	4.29353187	1,000.00000000
G-RR	90278LAL3	1,000.00000000	0.00000000	4.29353132	0.00000000	0.00000000	0.00000000	0.00000000	4.29353132	1,000.00000000
NR-RR	90278LAN9	936.61969596	0.00000000	3.86958270	0.15182307	6.24993968	0.00000000	(1.82473764)	3.86958270	938.44443360
Z	90278LAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278LAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278LAZ2	595.97400381	0.00000000	0.44619392	0.00000000	0.00000000	0.00000000	0.00000000	0.44619392	595.32657091
X-B	90278LBA6	1,000.00000000	0.00000000	0.25755716	0.00000000	0.00000000	0.00000000	0.00000000	0.25755716	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	119,314.59	0.00	119,314.59	0.00	0.00	0.00	119,314.59	0.00
A-3	01/01/23 - 01/30/23	30	0.00	237,034.76	0.00	237,034.76	0.00	0.00	0.00	237,034.76	0.00
A-4	01/01/23 - 01/30/23	30	0.00	599,691.72	0.00	599,691.72	0.00	0.00	0.00	599,691.72	0.00
X-A	01/01/23 - 01/30/23	30	0.00	201,917.92	0.00	201,917.92	0.00	0.00	0.00	201,917.92	0.00
X-B	01/01/23 - 01/30/23	30	0.00	31,427.64	0.00	31,427.64	0.00	0.00	0.00	31,427.64	0.00
A-S	01/01/23 - 01/30/23	30	0.00	248,535.87	0.00	248,535.87	0.00	0.00	0.00	248,535.87	0.00
B	01/01/23 - 01/30/23	30	0.00	125,977.01	0.00	125,977.01	0.00	0.00	0.00	125,977.01	0.00
C	01/01/23 - 01/30/23	30	0.00	117,964.78	0.00	117,964.78	0.00	0.00	0.00	117,964.78	0.00
D	01/01/23 - 01/30/23	30	0.00	36,306.10	0.00	36,306.10	0.00	0.00	0.00	36,306.10	0.00
D-RR	01/01/23 - 01/30/23	30	0.00	92,070.49	0.00	92,070.49	0.00	0.00	0.00	92,070.49	0.00
E-RR	01/01/23 - 01/30/23	30	0.00	31,226.85	0.00	31,226.85	0.00	0.00	0.00	31,226.85	0.00
F-RR	01/01/23 - 01/30/23	30	0.00	27,753.39	0.00	27,753.39	0.00	0.00	0.00	27,753.39	0.00
G-RR	01/01/23 - 01/30/23	30	0.00	27,757.68	0.00	27,757.68	0.00	0.00	0.00	27,757.68	0.00
NR-RR	01/01/23 - 01/30/23	30	132,488.06	87,744.45	0.00	87,744.45	3,312.68	0.00	0.00	84,431.76	136,369.59
Totals			132,488.06	1,984,723.25	0.00	1,984,723.25	3,312.68	0.00	0.00	1,981,410.56	136,369.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,274,395.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,058,700.33	Master Servicing Fee	2,139.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,498.04
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	199.03
ARD Interest	0.00	Operating Advisor Fee	863.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	119.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,058,700.33	Total Fees	7,819.63

Principal		Expenses/Reimbursements
Scheduled Principal	253,170.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,798.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	39,814.59	Special Servicing Fees (Work Out)	514.08
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	292,985.40	Total Expenses/Reimbursements	3,312.69

		Interest Reserve Deposit	66,157.44

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,981,410.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	292,985.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,274,395.96
Total Funds Collected	2,351,685.73	Total Funds Distributed	2,351,685.72

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	462,258,928.11	462,258,928.11	Beginning Certificate Balance	462,258,928.12
(-) Scheduled Principal Collections	253,170.81	253,170.81	(-) Principal Distributions	292,985.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(39,814.58)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(39,814.59)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(39,814.59)	(39,814.59)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	462,005,757.30	462,005,757.30	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	462,258,928.11	462,258,928.11	Ending Certificate Balance	462,005,757.30
Ending Actual Collateral Balance	462,023,998.08	462,023,998.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP	Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP
5,000,000 or less	9	38,662,408.49	8.37%	68	5.2327	1.764055	1.30 or less	5	42,854,820.79	9.28%	69	5.3746	1.211642
5,000,001 to 10,000,000	8	67,253,136.23	14.56%	69	5.2574	1.586201	1.31 to 1.40	3	32,415,741.22	7.02%	69	5.5857	1.368197
10,000,001 to 15,000,000	9	113,089,858.06	24.48%	70	5.2775	1.689606	1.41 to 1.50	7	104,897,146.73	22.70%	69	5.1754	1.471088
15,000,001 to 20,000,000	4	67,818,272.39	14.68%	69	5.4194	1.459559	1.51 to 1.60	3	31,191,766.52	6.75%	70	5.3863	1.586414
20,000,001 to 25,000,000	1	20,475,000.00	4.43%	70	4.7000	2.520000	1.61 to 1.70	3	38,251,159.47	8.28%	69	5.4793	1.670467
25,000,001 to 30,000,000	3	90,000,000.00	19.48%	69	4.7724	1.743333	1.71 to 1.80	6	87,198,963.93	18.87%	68	4.9660	1.747214
30,000,001 to 35,000,000	1	33,030,000.00	7.15%	69	5.0800	1.770000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	41,194,315.39	8.92%	70	4.5261	2.037521
Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967	2.26 to 2.50	2	16,750,000.00	3.63%	70	5.2146	2.301493
							2.51 or greater	3	35,574,761.12	7.70%	70	4.9218	2.616833
							Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	31,677,082.13	6.86%	57	5.5430	NAP	Virginia	4	12,362,735.79	2.68%	70	5.5511	1.579868
Alabama	1	16,035,762.92	3.47%	69	5.6980	1.670000	Washington	2	19,000,000.00	4.11%	69	5.2180	1.450000
California	3	57,122,856.43	12.36%	70	4.7908	1.732579	Wisconsin	3	3,607,456.45	0.78%	68	4.8699	1.759174
Connecticut	3	14,833,709.97	3.21%	70	5.1936	1.339284	Totals	79	462,005,757.30	100.00%	68	5.1718	1.686967
Delaware	1	10,000,000.00	2.16%	66	4.2775	1.790000
									Property Type³
Florida	5	29,408,585.58	6.37%	69	5.4099	1.709422
Georgia	5	21,765,852.19	4.71%	70	5.2757	2.434862		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	6	13,128,069.64	2.84%	69	5.4368	1.435015		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	5,842,585.25	1.26%	68	4.9180	1.720000	Defeased	10	31,677,082.13	6.86%	57	5.5430	NAP
Iowa	1	417,614.97	0.09%	69	4.5500	2.020000	Industrial	13	70,860,674.86	15.34%	69	5.0208	1.744505
Maryland	3	33,718,983.20	7.30%	68	5.2027	1.532129	Lodging	7	84,947,691.37	18.39%	69	5.6286	1.568769
Michigan	3	18,716,037.60	4.05%	70	5.6390	1.359572	Multi-Family	4	41,975,709.70	9.09%	70	5.2312	1.680185
Minnesota	1	971,451.23	0.21%	68	4.9180	1.720000	Office	7	62,106,091.03	13.44%	70	4.7725	2.012755
Missouri	1	45,000,000.00	9.74%	69	4.9968	1.480000	Other	1	8,000,000.00	1.73%	67	4.9510	1.690000
Nebraska	1	13,000,000.00	2.81%	69	5.2100	1.600000	Retail	37	162,438,508.22	35.16%	69	5.0744	1.637361
Nevada	1	7,029,315.39	1.52%	70	5.0397	2.080000	Totals	79	462,005,757.30	100.00%	68	5.1718	1.686967
New Jersey	1	24,000,000.00	5.19%	70	5.4815	1.500000
New Mexico	1	242,679.59	0.05%	69	4.5500	2.020000
New York	2	15,494,052.34	3.35%	67	4.9350	1.704510
North Carolina	1	5,885,531.77	1.27%	70	5.4300	1.070000
Ohio	6	17,427,156.49	3.77%	69	5.1098	2.136161
Pennsylvania	3	228,838.56	0.05%	69	4.5500	2.020000
South Carolina	2	5,829,030.73	1.26%	70	5.4300	1.570000
Tennessee	1	361,174.28	0.08%	69	4.5500	2.020000
Texas	7	38,899,194.81	8.42%	70	4.8701	2.169455

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP	Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP
	4.5000% or less	2	40,000,000.00	8.66%	69	4.3712	1.970000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	2	24,640,000.00	5.33%	70	4.6746	2.435483	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	10	148,136,981.71	32.06%	69	4.9988	1.710320	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	6	76,941,998.65	16.65%	70	5.2141	1.622555	49 months or greater	35	430,328,675.17	93.14%	69	5.1444	1.700797
	5.3001% to 5.5000%	7	60,574,806.95	13.11%	70	5.4305	1.472884	Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967
	5.5001% to 5.7000%	6	65,968,397.75	14.28%	69	5.6063	1.601694
	5.7001% or greater	2	14,066,490.11	3.04%	69	5.9203	1.422273
	Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP	Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP
	60 months or less	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	12	183,670,000.00	39.75%	69	4.9015	1.821437
	61 months or greater	35	430,328,675.17	93.14%	69	5.1444	1.700797	299 months or less	3	30,985,123.86	6.71%	70	5.4396	2.000584
	Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967	300 months to 350 months	20	215,673,551.31	46.68%	69	5.3089	1.554989
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	31,677,082.13	6.86%	57	5.5430	NAP			No outstanding loans in this group
Underwriter's Information		4	87,030,000.00	18.84%	69	5.0450	1.680031
	12 months or less	30	332,003,823.25	71.86%	69	5.1659	1.722598
	13 months to 24 months	1	11,294,851.92	2.44%	71	5.2800	1.220000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	462,005,757.30	100.00%	68	5.1718	1.686967
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3A2A1	30315472	RT	St Louis	MO	Actual/360	4.997%	129,083.25	0.00	0.00	N/A	11/01/28	--	30,000,000.00	30,000,000.00	02/01/23
3A2A3	30315474				Actual/360	4.997%	64,541.62	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	02/01/23
4A21	30315461	IN	Various	Various	Actual/360	4.918%	127,048.33	0.00	0.00	10/06/28	10/06/33	--	30,000,000.00	30,000,000.00	02/06/23
4A22	30315462				Actual/360	4.918%	21,174.72	0.00	0.00	10/06/28	10/06/33	--	5,000,000.00	5,000,000.00	02/06/23
5A1	30315521	IN	Various	Various	Actual/360	5.080%	144,487.90	0.00	0.00	N/A	11/06/28	--	33,030,000.00	33,030,000.00	02/06/23
6	30501982	OF	Palo Alto	CA	Actual/360	4.402%	113,731.25	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	02/06/23
8A1	30501920	LO	Princeton	NJ	Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	11/06/22
8A2	30501921				Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	11/06/22
8A3	30501922				Actual/360	5.481%	18,880.72	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	11/06/22
9	30315523	RT	San Antonio	TX	Actual/360	4.700%	82,866.88	0.00	0.00	N/A	12/01/28	--	20,475,000.00	20,475,000.00	02/01/23
10	30315524	MF	Olympia	WA	Actual/360	5.218%	85,372.28	0.00	0.00	N/A	11/06/28	--	19,000,000.00	19,000,000.00	02/06/23
11	30501881	OF	Van Nuys	CA	Actual/360	5.168%	75,306.51	23,183.48	0.00	N/A	12/06/28	--	16,920,330.21	16,897,146.73	02/06/23
12	30501977	LO	Warren	MI	Actual/360	5.646%	77,379.65	30,371.15	0.00	N/A	12/06/28	--	15,915,733.89	15,885,362.74	02/06/23
13	30501711	LO	Orange Beach	AL	Actual/360	5.698%	78,778.74	19,867.79	0.00	N/A	11/06/28	--	16,055,630.71	16,035,762.92	02/06/23
14	30501734	RT	Various	Various	Actual/360	5.446%	69,462.77	16,609.09	0.00	N/A	11/06/28	--	14,812,053.52	14,795,444.43	02/06/23
15	30315525	LO	Laurel	MD	Actual/360	5.530%	67,779.79	18,240.78	0.00	N/A	11/06/28	--	14,233,637.33	14,215,396.55	01/06/23
16	30315526	RT	Various	Various	Actual/360	5.430%	66,133.37	18,377.37	0.00	N/A	12/06/28	--	14,143,653.78	14,125,276.41	02/06/23
18	30315273	RT	Gretna	NE	Actual/360	5.210%	58,323.06	0.00	0.00	N/A	11/01/28	--	13,000,000.00	13,000,000.00	02/01/23
19	30501913	MF	Kent	OH	Actual/360	5.191%	56,992.85	0.00	0.00	N/A	12/06/28	--	12,750,000.00	12,750,000.00	02/06/23
20	30315528	RT	St Charles	IL	Actual/360	5.505%	57,849.84	13,503.87	0.00	N/A	11/06/28	--	12,203,535.39	12,190,031.52	02/06/23
21	30315529	RT	Manchester	CT	Actual/360	5.280%	51,422.42	15,065.18	0.00	N/A	01/01/29	--	11,309,917.10	11,294,851.92	02/01/23
22	30315530	OF	Atlanta	GA	Actual/360	5.020%	44,568.76	21,621.66	0.00	N/A	12/01/28	--	10,310,213.62	10,288,591.96	02/01/23
23	30501856	MF	San Rafael	CA	Actual/360	5.306%	46,784.18	13,645.73	0.00	N/A	12/06/28	--	10,239,355.43	10,225,709.70	02/06/23
24	30501713	LO	Miami Beach	FL	Actual/360	5.970%	51,408.33	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	02/06/23
25	30315531	RT	Newark	DE	Actual/360	4.277%	36,834.03	0.00	0.00	N/A	08/01/28	--	10,000,000.00	10,000,000.00	02/01/23
26A4	30315532	RT	Silver Spring	MD	Actual/360	5.010%	21,140.57	5,731.08	0.00	N/A	08/06/28	--	4,900,268.26	4,894,537.18	02/06/23
26A5	30315533				Actual/360	5.010%	21,140.57	5,731.08	0.00	N/A	08/06/28	--	4,900,268.26	4,894,537.18	02/06/23
29	30315535	98	Bronx	NY	Actual/360	4.951%	34,106.89	0.00	0.00	N/A	09/05/28	--	8,000,000.00	8,000,000.00	02/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	30501858	RT	Sparks	NV	Actual/360	5.040%	30,548.36	9,895.43	0.00	N/A	12/06/28	--	7,039,210.82	7,029,315.39	02/06/23
31	30315536	RT	Hinesville	GA	Actual/360	5.440%	29,729.91	8,229.33	0.00	N/A	12/01/28	--	6,346,518.40	6,338,289.07	02/01/23
32	30315537	SS	Nacogdoches	TX	Actual/360	5.880%	33,418.00	0.00	0.00	N/A	12/01/23	--	6,600,000.00	6,600,000.00	02/01/23
33	30501842	OF	Palm Coast	FL	Actual/360	5.579%	29,494.40	7,734.71	0.00	N/A	12/06/28	--	6,139,372.41	6,131,637.70	02/06/23
34	30315538	RT	Asheville	NC	Actual/360	5.430%	27,555.57	7,657.24	0.00	N/A	12/06/28	--	5,893,189.01	5,885,531.77	02/06/23
35	30501823	LO	Oakwood	GA	Actual/360	5.656%	23,475.94	9,253.32	0.00	N/A	11/06/28	--	4,820,422.48	4,811,169.16	02/06/23
37	30501903	RT	Marion	VA	Actual/360	5.798%	20,328.01	4,897.44	0.00	N/A	12/06/28	--	4,071,387.55	4,066,490.11	02/06/23
38	30315540	Various Various		Various	Actual/360	4.550%	16,318.70	0.00	0.00	N/A	11/01/28	--	4,165,000.00	4,165,000.00	02/01/23
39	30501919	SS	Mount Airy	NC	Actual/360	5.300%	18,940.14	0.00	0.00	N/A	12/06/28	--	4,150,000.00	4,150,000.00	02/06/23
40	30315543	OF	Bradenton	FL	Actual/360	5.290%	18,221.11	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	02/06/23
41	30315544	IN	Marshall	MI	Actual/360	5.600%	13,667.29	3,555.08	0.00	N/A	12/01/28	--	2,834,229.94	2,830,674.86	02/01/23
Totals							2,058,700.33	253,170.81	0.00				462,258,928.11	462,005,757.30
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3A2A1	19,236,777.00	18,706,840.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2A3	19,236,777.00	18,706,840.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A21	12,534,295.77	12,654,690.89	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	12,534,295.77	12,654,690.89	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,741,912.02	6,760,515.37	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,755,673.48	2,841,924.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	(634,508.12)	2,799,229.49	01/01/22	09/30/22	08/11/22	0.00	0.00	140,018.90	140,018.90	0.00	0.00
8A2	(634,508.12)	2,799,229.49	01/01/22	09/30/22	08/11/22	0.00	0.00	140,018.90	140,018.90	0.00	0.00
8A3	(634,508.12)	2,799,229.49	01/01/22	09/30/22	08/11/22	0.00	0.00	56,007.56	56,007.56	0.00	0.00
9	2,289,469.98	2,565,365.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,665,289.75	1,726,543.47	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,644,301.47	2,512,663.49	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,006,764.48	1,948,606.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,151,537.81	2,247,612.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,620,857.65	465,326.86	01/01/22	03/31/22	--	0.00	0.00	85,989.93	85,989.93	0.00	0.00
16	1,496,239.99	1,728,780.54	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	30,635.45	0.00
18	0.00	1,636,192.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,581,951.38	1,596,284.01	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	770,580.91	1,243,714.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,027,942.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,435,856.05	2,360,029.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,044,881.36	995,229.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,991,254.49	3,669,642.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	41,598,294.80	43,150,881.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	6,026,573.56	5,595,957.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26A5	6,026,573.56	5,595,957.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	653,821.34	683,457.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,015,558.36	1,079,210.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	787,489.52	841,970.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	490,796.45	500,740.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,132.94	0.00
35	968,307.77	1,146,413.84	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	485,348.16	533,434.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,082,823.92	5,121,564.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	499,146.43	542,070.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	411,893.00	418,676.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	159,909,761.64	170,629,514.05				0.00	0.00	422,035.29	422,035.29	35,768.39	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.171756%	5.152112%	68
01/18/23	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	1	12,657,906.84	5.171882%	5.152238%	69
12/16/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.163164%	5.142530%	70
11/18/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	3	52,144,916.78	5.163291%	5.142656%	71
10/17/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.216411%	5.196155%	72
09/16/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.216560%	5.196303%	73
08/17/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.216691%	5.196434%	74
07/15/22	1	14,345,588.80	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.216822%	5.196563%	75
06/17/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.216968%	5.196709%	76
05/17/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.217097%	5.196837%	77
04/18/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.217242%	5.196980%	78
03/17/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	2	55,000,000.00	5.217369%	5.197107%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	30315525	01/06/23	0	B	85,989.93	85,989.93	0.00	14,233,637.33
Totals					85,989.93	85,989.93	0.00	14,233,637.33

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,600,000	6,600,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		455,405,757	431,405,757	0		24,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	462,005,757	438,005,757	0	0	0	0
Jan-23	462,258,928	438,258,928	0	0	0	0
Dec-22	475,168,833	451,168,833	0	0	0	0
Nov-22	475,467,140	451,467,140	0	0	0	0
Oct-22	527,879,841	503,879,841	0	0	0	0
Sep-22	528,246,822	504,246,822	0	0	0	0
Aug-22	528,574,633	504,574,633	0	0	0	0
Jul-22	528,900,919	490,555,330	14,345,589	0	0	0
Jun-22	529,263,300	505,263,300	0	0	0	0
May-22	529,586,381	505,586,381	0	0	0	0
Apr-22	529,945,675	505,945,675	0	0	0	0
Mar-22	530,265,581	506,265,581	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	30315273	13,000,000.00	13,000,000.00	96,000,000.00	01/06/23	1,511,258.70	1.60000	03/31/22	11/01/28	309
Totals		13,000,000.00	13,000,000.00	96,000,000.00		1,511,258.70

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	30315273	RT	NE	05/15/20	98

2/13/2023 - The Loan transferred for Imminent Monetary Default at borrower’s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested certain reserve funds be made available for the payment of debt ser vice. Special Servicer received approval to document a request and bring the loan current. Borrower executed the bring current agreement has brought the Loan current through May 2021. Borrower retroactively completed audited financials for YE 2020 and recently submitted YE 2021 audited financials. Audited financials evidenced possible SPE covenant defaults which Borrower has been noticed of. Negotiations with Borrower remain ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8A1	30501920	0.00	5.48150%	0.00	5.48150%	10	10/19/21	09/06/20	11/18/21
8A2	30501921	0.00	5.48150%	0.00	5.48150%	10	10/19/21	09/06/20	11/18/21
8A3	30501922	0.00	5.48150%	0.00	5.48150%	10	10/19/21	09/06/20	11/18/21
13	30501711	16,702,716.89	5.69800%	16,702,716.89	5.69800%	10	04/29/20	04/29/20	05/06/20
13	30501711	0.00	5.69800%	0.00	5.69800%	8	05/21/21	05/20/21	06/01/21
15	30315525	14,826,678.98	5.53000%	14,826,678.98	5.53000%	8	05/28/20	05/06/20	06/03/20
15	30315525	0.00	5.53000%	0.00	5.53000%	8	02/16/21	12/06/20	03/16/21
20	30315528	12,560,000.00	5.50500%	12,560,000.00	5.50500%	10	05/05/20	04/06/20	05/08/20
20	30315528	0.00	5.50500%	0.00	5.50500%	8	12/23/20	06/05/20	01/11/21
26A4	30315532	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
26A5	30315533	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
31	30315536	6,613,947.97	5.44000%	6,613,947.97	5.44000%	8	06/24/20	05/01/20	07/03/20
Totals		44,000,626.95		44,000,626.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7A2	30501429	02/18/21	12,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A4	30501431	02/18/21	5,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A5	30501432	02/18/21	5,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A6	30501433	02/18/21	5,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
36	30501703	01/18/22	4,716,913.61	5,500,000.00	4,225,000.00	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	39,814.59	39,814.59	1,343,102.46	26.86%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			31,716,913.61	181,500,000.00	4,225,000.00	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	39,814.59	39,814.59	1,343,102.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A2	30501429	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A4	30501431	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A5	30501432	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A6	30501433	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	30501703	02/17/23	0.00	0.00	1,343,102.46	0.00	0.00	(39,814.59)	0.00	0.00	1,343,102.46
		01/18/22	0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05	0.00	0.00
Current Period Totals			0.00	0.01	0.00	0.00	0.00	(39,814.59)	0.00	0.00	(39,814.59)
Cumulative Totals			0.00	0.01	1,343,102.46	0.00	0.00	1,343,102.46	0.00	0.00	1,343,102.46

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	2,798.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	514.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,798.61	0.00	514.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,312.69

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27